Taxes (Details 3) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
UTPs not recorded on statement of financial position
Transfer pricing over the exportation of ores to a foreign subsidiary	$ 7,368	$ 6,627
Expenses of interest on capital	1,366	1,311
Proceeding related to income tax paid abroad	570	517
Goodwill amortization	1,200	1,085
Payments to Renova Foundation	1,115	1,010
Others	507	470
Total not recorded on statement of financial position	12,126	11,020
Assessed [Member]
UTPs not recorded on statement of financial position
Transfer pricing over the exportation of ores to a foreign subsidiary	5,446	4,819
Expenses of interest on capital	1,366	1,311
Proceeding related to income tax paid abroad	570	517
Goodwill amortization	1,120	1,008
Payments to Renova Foundation	820	733
Others	507	470
Total not recorded on statement of financial position	9,829	8,858
Potential [Member]
UTPs not recorded on statement of financial position
Transfer pricing over the exportation of ores to a foreign subsidiary	1,922	1,808
Expenses of interest on capital
Proceeding related to income tax paid abroad
Goodwill amortization	80	77
Payments to Renova Foundation	295	277
Others
Total not recorded on statement of financial position	$ 2,297	$ 2,162